Stock Options	12 Months Ended
Dec. 31, 2012
Stock Options

Note 18. Stock Options

The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009 and no options have been granted since this date. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. The following assumptions were used in estimating the fair value of the options granted in 2012, 2011 and 2010.

DIRECTORS

Assumption	2012	2011	2010
Dividend yield	4.7%	4.9%	4.9%
Risk-free interest rate	0.78%	2.24%	2.24%
Expected life	8.2 years	8.1 years	7.9 years
Expected volatility	78.29%	74.47%	69.40%
Calculated value per option	$8.88	$9.16	$11.17
Forfeitures	0%	0%	0%

Following is a summary of the status of the plans for the years ending December 31, 2012, 2011 and 2010:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2010	88,500	$18.96	151,650	$19.63
Granted	13,500	25.72	—	—
Exercised	(9,000)	11.64	(7,350)	11.49
Expired	—	—	(7,800)	22.26

Outstanding at December 31, 2010	93,000	$20.65	136,500	$19.92

Granted	13,500	20.02	—	—
Exercised	(4,500)	10.83	(1,000)	14.65
Expired	—	—	—	—

Outstanding at December 31, 2011	102,000	$21.00	135,500	$19.96

Granted	13,500	18.76	—	—
Exercised	(3,000)	15.00	(14,500)	14.65
Expired	(1,500)	15.00	(13,000)	18.09

Outstanding at December 31, 2012	111,000	$20.97	108,000	$20.90

Options exercisable at:
December 31, 2012	111,000	$20.97	108,000	$20.90

Weighted average fair value of Options granted during years ended
December 31, 2010		$11.17		$—

December 31, 2011		$9.16		$—

December 31, 2012		$8.88		$—

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

Range of Exercise Prices	Options Outstanding	Weighted Average Price	Weighted Average Life Remaining
$10.01 to $15.00	15,500	$14.50	3 months
$15.01 to $20.00	45,000	18.31	4 years, 11 months
$20.01 to $22.50	105,500	21.42	4 years, 3 months
$22.51 and above	53,000	24.08	4 years, 3 months

Total	219,000	$20.94	3 years, 8 months

The intrinsic value of options granted under the Directors’ Plan at December 31, 2012 was $49,500 and the intrinsic value of the Employees’ Plan at December 31, 2012 was $83,435 for a total intrinsic value at December 31, 2012 of $132,935. Additionally, the total intrinsic value of options exercised during 2012 and 2011 was $32,620 and $46,505, respectively. There was no unrecognized stock-based compensation expense at December 31, 2012.